Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Operating Expense [Abstract]
Disclosure of operating expenses
Operating expense during the years ended December 31, 2021 and 2020 were comprised of the following expenses by nature:

	2021	2020
Raw materials and consumables	$264,359	$153,173
Salaries and employee benefits	101,078	68,160
Contractors	130,865	79,355
Repairs and maintenance	60,457	37,908
Site administration	49,206	37,523
Royalties	28,618	23,312
	634,583	399,431
Change in inventories	20,221	23,860
Total operating expense	$654,804	$423,291